Other (Income)/Deductions - Net (Parenthetical) (Detail) (USD $)	12 Months Ended																													12 Months Ended																12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Brigham Young University [Member] Celebrex [Member]	Dec. 31, 2013 Specialty Care [Member]	Dec. 31, 2012 Specialty Care [Member]	Dec. 31, 2011 Specialty Care [Member]	Dec. 31, 2013 Established Products [Member]	Dec. 31, 2012 Established Products [Member]	Dec. 31, 2011 Established Products [Member]	Dec. 31, 2013 Research and Development Expenses [Member]	Dec. 31, 2012 Research and Development Expenses [Member]	Dec. 31, 2011 Research and Development Expenses [Member]	Dec. 31, 2013 Primary Care [Member]	Dec. 31, 2012 Primary Care [Member]	Dec. 31, 2011 Primary Care [Member]	Dec. 31, 2013 Consumer Healthcare [Member]	Dec. 31, 2012 Consumer Healthcare [Member]	Dec. 31, 2012 Emerging Markets [Member]	Dec. 31, 2012 Oncology [Member]	Dec. 31, 2013 Other Investments [Member]	Dec. 31, 2012 Investments Impairment Charge [Member]	Dec. 31, 2013 In-licensed generic sterile injectibles portfolio [Member]	Dec. 31, 2012 Robitussin [Member] Consumer Healthcare [Member]	Dec. 31, 2012 Wyeth - Rapamune [Member] U.S. Department of Justice [Member] Rapamune [Member]	Dec. 31, 2013 Litigation Settlement Payment [Member] Teva Pharmaceuticals USA, Inc. and Teva Pharmaceutical Industries Ltd. [Member]	Dec. 31, 2013 Developed Technology Rights [Member]		Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2013 Other Intangible Assets [Member]	Dec. 31, 2013 Trade Names [Member]		Dec. 31, 2012 Trade Names [Member]	Dec. 31, 2013 In Process Research and Development [Member]		Dec. 31, 2012 In Process Research and Development [Member]	Dec. 31, 2011 In Process Research and Development [Member]	Dec. 31, 2013 Trade Names [Member] Xanax/Xanax XR [Member]	Dec. 31, 2011 Trade Names [Member] Xanax/Xanax XR [Member]	Dec. 31, 2013 Laboratorio Teuto Brasilero [Member]	Nov. 08, 2010 Laboratorio Teuto Brasilero [Member]	Dec. 31, 2012 Maximum [Member] Developed Technology Rights [Member] Various Products [Member]	Feb. 06, 2013 Zoetis [Member] IPO [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Available-for-sale Securities [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Available-for-sale Securities [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Available-for-sale Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest costs capitalized	$ 32,000,000		$ 41,000,000		$ 50,000,000
Other current assets	3,613,000,000		3,567,000,000																										512,000,000
Product litigation, hormone replacement therapy	35,000,000	[1]	2,220,000,000	[1]	784,000,000	[1]	450,000,000																					491,000,000
Available-for-sale securities, gross realized gains	529,000,000		214,000,000		907,000,000
Available-for-sale securities, gross realized losses	310,000,000		535,000,000		603,000,000
Available-for-sale securities, gross realized gains (losses), sale proceeds	15,200,000,000		19,000,000,000		10,200,000,000
Gain (Loss) on Derivative Instruments, Net, Pretax																																																137,000,000	351,000,000	264,000,000
Gain (Loss) on Sale of Investments																										125,000,000
Intangible asset impairments	803,000,000		835,000,000		834,000,000			394,000,000	56,000,000	135,000,000	201,000,000	83,000,000	193,000,000	140,000,000	303,000,000	394,000,000	54,000,000	137,000,000	56,000,000	14,000,000	200,000,000	56,000,000	56,000,000				175,000,000			394,000,000	[2]	242,000,000	183,000,000	73,000,000	109,000,000	[2]	25,000,000	227,000,000	[2]	393,000,000	458,000,000	109,000,000	193,000,000			45,000,000
Equity Method Investment, Recognized Gain (Loss)																																												(223,000,000)
Equity Method Investment, Ownership Percentage																																													40.00%
Equity Method Investment, Other than Temporary Impairment																																												32,000,000
Impairment charges					51,000,000																													73,000,000
Percentage offered in IPO																																															19.80%
Certain asset impairments and related charges(g)	$ 1,101,000,000	[3]	$ 890,000,000	[3]	$ 885,000,000	[3]																		$ 43,000,000	$ 55,000,000

[1]	In 2012, primarily includes a $491 million charge relating to the resolution of an investigation by the U.S. Department of Justice into Wyeth's historical promotional practices in connection with Rapamune, a $450 million settlement of a lawsuit by Brigham Young University related to Celebrex, and charges related to hormone-replacement therapy litigation and Chantix litigation. In 2011, primarily includes charges related to hormone-replacement therapy litigation. For additional information, see Note 17. Commitments and Contingencies.
[2]	Reflects intangible assets written down to their fair value in 2013. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then we applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product and the impact of technological risk associated with IPR&D assets; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.
[3]	In 2013, includes intangible asset impairment charges of $803 million, reflecting (i) $394 million of developed technology rights (for use in the development of bone and cartilage) acquired in connection with our acquisition of Wyeth, (ii) $227 million related to IPR&D compounds; (iii) $109 million of indefinite-lived brands, primarily related to our biopharmaceutical indefinite-lived brand; Xanax/Xanax XR; and (iv) $73 million of other finite-lived intangible assets, related to platform technology, that no longer have an alternative future use. The intangible asset impairment charges for 2013 reflect, among other things, updated commercial forecasts and, with regard to IPR&D, also reflect the impact of new scientific findings and delayed launch dates. The intangible asset impairment charges for 2013 are associated with the following: Specialty Care ($394 million); Established Products ($201 million); Worldwide Research and Development ($140 million); Primary Care ($54 million); and Consumer Healthcare ($14 million). In addition, 2013 includes a loss of $223 million related to an option to acquire the remaining interest in Teuto, a 40%-owned generics company in Brazil (an equity-method investment), an impairment charge of approximately $43 million for certain private company investments and an impairment charge of $32 million related to the aforementioned equity-method investment in Brazil, Teuto.In 2012, includes intangible asset impairment charges of $835 million, reflecting (i) $393 million of IPR&D assets, primarily related to compounds that targeted autoimmune and inflammatory diseases (full write-off) and, to a lesser extent, compounds related to pain treatment; (ii) $175 million related to our Consumer Healthcare indefinite-lived brand assets, primarily Robitussin, a cough suppressant; (iii) $242 million related to developed technology rights, a charge composed of impairments of various products, none of which individually exceeded $45 million; and (iv) $25 million of finite-lived brands. The intangible asset impairment charges for 2012 reflect, among other things, the impact of new scientific findings, updated commercial forecasts, changes in pricing, an increased competitive environment and litigation uncertainties regarding intellectual property. The impairment charges in 2012 are associated with the following: Worldwide Research and Development ($303 million); Consumer Healthcare ($200 million); Primary Care ($137 million); Established Products ($83 million); Specialty Care ($56 million) and Emerging Markets ($56 million). In addition, in 2012, also includes charges of approximately $55 million for certain investments. These investment impairment charges reflect the difficult global economic environment.In 2011, includes intangible asset impairment charges of $834 million, the majority of which relates to intangible assets that were acquired as part of our acquisition of Wyeth. These impairment charges reflect (i) $458 million of IPR&D assets, primarily related to two compounds for the treatment of certain autoimmune and inflammatory diseases; (ii) $193 million related to our biopharmaceutical indefinite-lived brand, Xanax/Xanax XR; and (iii) $183 million related to developed technology rights comprising the impairment of five assets. The intangible asset impairment charges for 2011 reflect, among other things, the impact of new scientific findings and an increased competitive environment. The impairment charges in 2011 are associated with the following: Worldwide Research and Development ($394 million); Established Products ($193 million); Specialty Care ($135 million); Primary Care ($56 million) and Oncology ($56 million). In addition, in 2011, also includes charges of approximately $51 million for certain investments. These investment impairment charges reflect the difficult global economic environment.